LONG TERM DEBT - Schedule Of Long-term Debt and Financial Instruments Maturities (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
LONG TERM DEBT
2024	€ 1,553
2025	1,320
2026	677
Total	€ 3,551	€ 5,188